Consolidated statements of Profit or Loss (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Diluted earnings per share from continuing operations attributable to the shareholders of the Parent (in Dollars per share)	[1]	$ 97.08	$ 76.33	$ 365.96

[1]	Amounts expressed in Colombian pesos.